Note 14 - Stock Authorization and Issuance (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended											2 Months Ended	12 Months Ended		83 Months Ended
	Nov. 22, 2022	Oct. 30, 2020	Jul. 14, 2020	Nov. 21, 2005	Dec. 31, 2022		Nov. 30, 2022		Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 16, 2022	Sep. 30, 2021	Nov. 20, 2020	Jul. 31, 2020	Nov. 17, 2005
Preferred Stock, Shares Authorized (in shares)					15,000,000											15,000,000	15,000,000		15,000,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0											0	0		0
Common Stock, Shares Authorized (in shares)					175,000,000						150,000,000					175,000,000	175,000,000	150,000,000	175,000,000	175,000,000	150,000,000		140,000,000
Repayments of Debt																			$ 3,300
Class of Warrant or Right, Outstanding (in shares)					10,300,000						10,300,000					10,300,000	10,300,000	10,300,000	10,300,000
Stock Issued During Period, Value, Issued for Services																	$ 59
Class of Warrant or Right, Weighted Average Remaining Life (Year)																	2 years 1 month 6 days
Estimate of Fair Value Measurement [Member] | Additional Paid-in Capital [Member]
Warrants and Rights Outstanding					$ 3,200											$ 3,200	$ 3,200		$ 3,200
Third Party Providing Consulting Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	200,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 0.21
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Value	$ 30
Intro Act [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)			50,000							150,000			100,000
Stock Issued During Period, Value, Issued for Services										$ 30			$ 120				$ 100	$ 50
Securities Purchase Agreements [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		70,000																35,000
Stock Issued During Period, Value, Issued for Services		$ 20																$ 40
Securities Purchase Agreements [Member] | Contingent Payment Rights [Member]
Unsecured Debt, Total		20
Debt Instrument, Fair Value Disclosure, Total		$ 100
Warrants With Extended Expiration Dates [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 1.00
Class of Warrant or Right, Outstanding (in shares)									200,000
Fair Value Adjustment of Warrants									$ 20
Shareholder Protection Rights Agreement [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0											0	0		0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 14.50																		$ 8.54
Protection Rights, Separate from Common Stock after Acquisition of Outstanding Shares, Threshold Percentage				15.00%
Preferred Stock, Redemption Price Per Share (in dollars per share)				$ 0.01
Weighted Average [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0.75											$ 0.75	$ 0.75		$ 0.75
Private Placement With Contingent Purchase Rights [Member]
Stock Issued During Period, Shares, New Issues (in shares)							1,000,000				1,053,000				2,976,430
Shares Issued, Price Per Share (in dollars per share)							$ 0.20				$ 0.95				$ 0.35			$ 0.95
Stock Issued During Period, Value, New Issues							$ 200	[1]			$ 1,000	[1]			$ 1,000
Issuance of Warrants, Number (in shares)							0				526,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 0				$ 1.00							1.00
Contingent Payment Obligation [Member]
Proceeds from Issuance of Common Stock															$ 400
Private Placement With Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares)					1,000,000						1,052,631			3,230,942
Shares Issued, Price Per Share (in dollars per share)					$ 0.20						$ 0.95			$ 1.29		0.20	0.20	0.95	0.20
Stock Issued During Period, Value, New Issues					$ 200	[1]					$ 1,000			$ 4,200
Issuance of Warrants, Number (in shares)					0						526,315			1,619,289
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0						$ 1.00			$ 1.75		$ 0	0	$ 1.00	0
Securities Purchase Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares)																2,000,000
Shares Issued, Price Per Share (in dollars per share)					$ 0.20											$ 0.20	$ 0.20		$ 0.20
Stock Issued During Period, Value, New Issues																$ 400
Liquidated Damages Percentage																1.00%
Liquidated Damages Amount																$ 20
Securities Purchase Agreements [Member] | Maximum [Member]
Liquidated Damages Percentage																6.00%
Shareholder Approved Equity Compensation Plans [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)					360,000											360,000	360,000		360,000
Convertible Debt [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)					32,700,000											32,700,000	32,700,000		32,700,000
Conversion and Payment of Interest-in-kind on Convertible Debt [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)					2,000,000.0											2,000,000.0	2,000,000.0		2,000,000.0
Secured Debt [Member] | Private Placement With Warrants [Member] | Mintz, Levin, Cohn, Ferris, Glovsky, and Popeo, P.C. [Member]
Repayments of Debt														$ 3,000
Warrants and Options [member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)					34,700,000											34,700,000	34,700,000		34,700,000
Restricted Stock [Member] | Long Term Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)																	217,143
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested																	$ 300
Series E Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)																								100,000

[1]	After deduction of applicable offering costs. Net proceeds are inclusive of the value of the CPRs that are classified as long-term debt (see Note 10).